Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Facility State $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares
Significant Accounting Policies [Line Items]
Number of quarries distribution facilities and plants | Facility	400
Number of states with aggregates business sales by destination | State	36
Current deferred tax assets reclassed into deferred income taxes, net		$ 244,638,000
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted | $ / shares	$ 57.71	$ 43.42	$ 36.48
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Minimum
Significant Accounting Policies [Line Items]
Warranty term	9 months
Extended product warranty term	2 years
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Extended product warranty term	10 years
Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Aggregates Product Line | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	55.00%
Aggregates-Related Downstream Product Lines | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	27.00%
Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	11.00%
Magnesia Specialties | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	7.00%
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	70.00%
Texas | Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	72.00%
California | Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	25.00%